PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets:

	As of December 31,
	2019	2020
	RMB	RMB
Value-added tax	43,595	100,686
Other receivables	10,252	21,060
Prepaid expenses	9,595	25,863
Advances to suppliers	2,129	874
Rental deposits	1,787	4,415
Total	67,358	152,898